Share-Based Compensation - Share-based Payment Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum share awards per day, percentage of ordinary share capital less number of outstanding unvested deferred shares or unexercised share options that may be awarded	15.00%
Share-based payment expense	$ 27,456	$ 27,627	$ 6,272
Datacenter and direct project costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	3,132	3,549	443
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	10,912	11,735	2,613
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	8,209	8,288	2,231
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 5,203	$ 4,055	$ 985